Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000232397
Shareholder Report [Line Items]
Fund Name	WisdomTree Artificial Intelligence and Innovation Fund
Trading Symbol	WTAI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Artificial Intelligence and Innovation Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Artificial Intelligence and Innovation Fund	$25	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%	[1]
AssetsNet	$ 425,982,241
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$425,982,241 # of Portfolio Holdings60 Portfolio Turnover Rate46%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	68.8%
Communication Services	16.2%
Industrials	7.2%
Consumer Discretionary	5.2%
Financials	1.1%
Real Estate	0.8%
Consumer Staples	0.6%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Alphabet, Inc.	5.6%
NVIDIA Corp.	4.5%
SK hynix, Inc.	4.0%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc.	3.7%
Oracle Corp.	3.6%
Microsoft Corp.	3.3%
Broadcom, Inc.	3.3%
Micron Technology, Inc.	3.2%
ServiceNow, Inc.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227588
Shareholder Report [Line Items]
Fund Name	WisdomTree BioRevolution Fund
Trading Symbol	WDNA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree BioRevolution Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree BioRevolution Fund	$26	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.45%	[2]
AssetsNet	$ 2,536,912
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,536,912 # of Portfolio Holdings86 Portfolio Turnover Rate23%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Health Care	91.3%
Materials	5.3%
Consumer Staples	2.4%
Energy	0.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Structure Therapeutics, Inc.	3.2%
Eli Lilly & Co.	3.2%
Natera, Inc.	2.9%
Johnson & Johnson	2.7%
Moderna, Inc.	2.7%
Stoke Therapeutics, Inc.	2.5%
Pfizer, Inc.	2.4%
United Therapeutics Corp.	2.3%
REGENXBIO, Inc.	2.3%
BioNTech SE	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000214236
Shareholder Report [Line Items]
Fund Name	WisdomTree Cloud Computing Fund
Trading Symbol	WCLD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Cloud Computing Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cloud Computing Fund	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[3]
AssetsNet	$ 288,947,172
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$288,947,172 # of Portfolio Holdings69 Portfolio Turnover Rate23%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	95.4%
Industrials	2.3%
Financials	1.2%
Health Care	1.2%
Other Assets and Liabilities, Net	(0.1)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

MongoDB, Inc.	2.7%
Confluent, Inc.	2.4%
SEMrush Holdings, Inc.	2.2%
DigitalOcean Holdings, Inc.	2.2%
UiPath, Inc.	2.1%
Fastly, Inc.	2.1%
JFrog Ltd.	2.0%
Bill Holdings, Inc.	1.9%
Twilio, Inc.	1.9%
Braze, Inc.	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000224004
Shareholder Report [Line Items]
Fund Name	WisdomTree Cybersecurity Fund
Trading Symbol	WCBR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Cybersecurity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cybersecurity Fund	$21	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.45%	[4]
AssetsNet	$ 119,797,959
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$119,797,959 # of Portfolio Holdings26 Portfolio Turnover Rate14%
Holdings [Text Block]

Country Breakdown (% of Net Assets)

United States	89.5%
Japan	7.7%
Israel	4.3%
South Korea	0.5%
Other Countries	0.5%
Other Assets and Liabilities, Net	(2.0)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Crowdstrike Holdings, Inc.	5.9%
Datadog, Inc.	5.4%
CyberArk Software Ltd.	5.2%
Akamai Technologies, Inc.	5.1%
Cloudflare, Inc.	4.8%
Rubrik, Inc.	4.5%
Qualys, Inc.	4.5%
Fortinet, Inc.	4.5%
SailPoint, Inc.	4.5%
SentinelOne, Inc.	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000164637
Shareholder Report [Line Items]
Fund Name	WisdomTree Dynamic International Equity Fund
Trading Symbol	DDWM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Dynamic International Equity Fund (the "Fund") (formerly, WisdomTree Dynamic Currency Hedged International Equity Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International Equity Fund	$22	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[5]
AssetsNet	$ 1,091,588,776
Holdings Count | Holding	1,471
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,091,588,776 # of Portfolio Holdings1,471 Portfolio Turnover Rate30%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	21.1%
Industrials	19.8%
Consumer Discretionary	12.0%
Health Care	9.2%
Consumer Staples	8.1%
Information Technology	7.3%
Communication Services	5.9%
Utilities	5.3%
Materials	5.2%
Energy	3.2%
Other Sectors	3.0%
Other Assets and Liabilities, Net	(0.1)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	1.6%
Toyota Motor Corp.	1.4%
Nestle SA	1.2%
Intesa Sanpaolo SpA	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
Roche Holding AG	1.1%
Banco Bilbao Vizcaya Argentaria SA	0.9%
Shell PLC	0.9%
British American Tobacco PLC	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000164635
Shareholder Report [Line Items]
Fund Name	WisdomTree Dynamic International SmallCap Equity Fund
Trading Symbol	DDLS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Dynamic International SmallCap Equity Fund (the "Fund") (formerly, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International SmallCap Equity Fund	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[6]
AssetsNet	$ 430,583,709
Holdings Count | Holding	1,049
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$430,583,709 # of Portfolio Holdings1,049 Portfolio Turnover Rate38%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	25.5%
Consumer Discretionary	13.5%
Financials	13.2%
Materials	10.0%
Real Estate	8.1%
Information Technology	7.8%
Consumer Staples	7.1%
Communication Services	5.0%
Health Care	3.9%
Energy	3.9%
Other Sectors	1.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dunelm Group PLC	0.6%
Hafnia Ltd.	0.5%
Plus500 Ltd.	0.5%
Elecnor SA	0.5%
Hoegh Autoliners ASA	0.5%
Man Group PLC	0.4%
NOS SGPS SA	0.4%
Proximus SADP	0.4%
Odfjell Drilling Ltd.	0.4%
Energean PLC	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227316
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Efficient Core Fund
Trading Symbol	NTSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Efficient Core Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Efficient Core Fund	$18	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.32%	[7]
AssetsNet	$ 36,124,346
Holdings Count | Holding	440
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$36,124,346 # of Portfolio Holdings440 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	30.8%
Financials	18.1%
Consumer Discretionary	12.2%
Communication Services	9.8%
Materials	6.1%
Consumer Staples	3.6%
Energy	3.4%
Other Sectors	7.7%
Other Assets and Liabilities, Net	8.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%	7.7%
Samsung Electronics Co. Ltd.	5.6%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.4%
SK hynix, Inc.	3.0%
Naspers Ltd.	2.1%
Reliance Industries Ltd.	1.2%
China Construction Bank Corp.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227314
Shareholder Report [Line Items]
Fund Name	WisdomTree International Efficient Core Fund
Trading Symbol	NTSI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International Efficient Core Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Efficient Core Fund	$14	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[8]
AssetsNet	$ 446,975,764
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$446,975,764 # of Portfolio Holdings452 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	23.0%
Industrials	15.6%
Health Care	10.1%
Consumer Discretionary	9.8%
Information Technology	7.7%
Consumer Staples	7.2%
Materials	5.7%
Other Sectors	11.5%
Other Assets and Liabilities, Net	9.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%	8.0%
ASML Holding NV	2.2%
HSBC Holdings PLC	1.5%
Novartis AG	1.4%
Roche Holding AG	1.4%
Shell PLC	1.3%
Nestle SA	1.3%
Toyota Motor Corp.	1.2%
SAP SE	1.2%
AstraZeneca PLC	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000264379
Shareholder Report [Line Items]
Fund Name	WisdomTree Quantum Computing Fund
Trading Symbol	WQTM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Quantum Computing Fund (the "Fund") for the period of October 9, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Quantum Computing Fund	$10	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 10/9/25. Actual expenses are calculated using a 84/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.45%	[9]
AssetsNet	$ 16,160,691
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,160,691 # of Portfolio Holdings38 Portfolio Turnover Rate11%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	80.8%
Communication Services	11.3%
Industrials	4.8%
Consumer Discretionary	3.1%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

D-Wave Quantum, Inc.	6.7%
IonQ, Inc.	5.9%
Rigetti Computing, Inc.	5.3%
Quantum Computing, Inc.	4.7%
Alphabet, Inc.	3.6%
Fujitsu Ltd.	3.4%
Intel Corp.	3.3%
NVIDIA Corp.	3.2%
International Business Machines Corp.	3.2%
Amazon.com, Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000235377
Shareholder Report [Line Items]
Fund Name	WisdomTree True Emerging Markets Fund
Trading Symbol	XC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree True Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree True Emerging Markets Fund	$17	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[10]
AssetsNet	$ 84,152,520
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$84,152,520 # of Portfolio Holdings506 Portfolio Turnover Rate60%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	29.0%
Consumer Discretionary	12.4%
Materials	11.4%
Consumer Staples	9.9%
Industrials	8.8%
Communication Services	6.2%
Energy	6.0%
Information Technology	5.9%
Health Care	4.1%
Utilities	3.6%
Other Sectors	3.0%
Other Assets and Liabilities, Net	(0.3)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HDFC Bank Ltd.	4.3%
Reliance Industries Ltd.	4.1%
MercadoLibre, Inc.	3.8%
ICICI Bank Ltd.	2.7%
Infosys Ltd.	2.2%
Bharti Airtel Ltd.	2.1%
Al Rajhi Bank	1.9%
Grupo Mexico SAB de CV	1.1%
Mahindra & Mahindra Ltd.	1.1%
Tata Consultancy Services Ltd.	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168143
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Corporate Bond Fund
Trading Symbol	QIG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Corporate Bond Fund	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[11]
AssetsNet	$ 18,018,837
Holdings Count | Holding	491
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,018,837 # of Portfolio Holdings491 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	34.2%
Health Care	13.4%
Utilities	9.0%
Energy	8.4%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	5.1%
Consumer Discretionary	4.1%
Communication Services	3.4%
Other Sectors	4.4%
Other Assets and Liabilities, Net	3.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%	2.6%
Bank of America Corp., 2.59%, due 4/29/2031	1.2%
Wells Fargo & Co., 4.81%, due 7/25/2028	0.9%
HCA, Inc., 4.13%, due 6/15/2029	0.9%
U.S. Bancorp, 5.78%, due 6/12/2029	0.9%
Morgan Stanley, 3.95%, due 4/23/2027	0.9%
Deutsche Bank AG, 5.30%, due 5/9/2031	0.8%
Bank of America Corp., 3.19%, due 7/23/2030	0.8%
Capital One Financial Corp., 3.80%, due 1/31/2028	0.8%
Bank of America Corp., 3.42%, due 12/20/2028	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000200315
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Efficient Core Fund
Trading Symbol	NTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Efficient Core Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Efficient Core Fund	$11	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[12]
AssetsNet	$ 1,276,839,613
Holdings Count | Holding	499
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,276,839,613 # of Portfolio Holdings499 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	30.9%
Financials	12.5%
Communication Services	10.6%
Consumer Discretionary	9.4%
Health Care	8.5%
Industrials	6.9%
Consumer Staples	4.7%
Other Sectors	6.9%
Other Assets and Liabilities, Net	9.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%	8.6%
NVIDIA Corp.	7.0%
Apple, Inc.	6.2%
Alphabet, Inc.	5.7%
Microsoft Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc.	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168145
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. High Yield Corporate Bond Fund
Trading Symbol	QHY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. High Yield Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Yield Corporate Bond Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[13]
AssetsNet	$ 204,317,541
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$204,317,541 # of Portfolio Holdings479 Portfolio Turnover Rate50%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Discretionary	16.5%
Communication Services	15.1%
Energy	15.0%
Financials	12.1%
Industrials	9.2%
Health Care	8.9%
Real Estate	5.3%
Materials	5.0%
Consumer Staples	3.9%
Utilities	3.7%
Other Sectors	2.1%
Other Assets and Liabilities, Net	3.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%	1.6%
Level 3 Financing, Inc., 4.88%, due 6/15/2029	0.5%
DaVita, Inc., 4.63%, due 6/1/2030	0.5%
Post Holdings, Inc., 4.50%, due 9/15/2031	0.5%
Caesars Entertainment, Inc., 4.63%, due 10/15/2029	0.5%
Discovery Communications LLC, 4.13%, due 5/15/2029	0.5%
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 2/15/2032	0.5%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.5%
Noble Finance II LLC, 8.00%, due 4/15/2030	0.5%
Occidental Petroleum Corp., 6.45%, due 9/15/2036	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168144
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Short-Term Corporate Bond Fund
Trading Symbol	QSIG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Short-Term Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Short-Term Corporate Bond Fund	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[14]
AssetsNet	$ 48,972,860
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$48,972,860 # of Portfolio Holdings626 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	41.2%
Health Care	10.2%
Information Technology	8.5%
Industrials	8.2%
Utilities	7.5%
Energy	7.3%
Consumer Staples	4.7%
Consumer Discretionary	4.5%
Communication Services	4.3%
Materials	2.3%
Other Sectors	0.2%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Deutsche Bank AG, 6.72%, due 1/18/2029	0.8%
Bank of America Corp., 2.55%, due 2/4/2028	0.7%
Bank of America Corp., 3.71%, due 4/24/2028	0.7%
Bank of America Corp., 5.20%, due 4/25/2029	0.6%
Citigroup, Inc., 3.52%, due 10/27/2028	0.6%
Caterpillar Financial Services Corp., 4.70%, due 11/15/2029	0.5%
Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	0.5%
Elevance Health, Inc., 4.10%, due 3/1/2028	0.5%
Philip Morris International, Inc., 4.88%, due 2/13/2029	0.5%
International Business Machines Corp., 3.50%, due 5/15/2029	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

[1]	Annualized.
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[14]	Annualized.